Basis of Presentation and Consolidation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

These consolidated financial statements include the accounts of the Company and its directly and indirectly wholly owned subsidiaries: Shopify Payments (Canada) Inc., incorporated in Canada; Shopify (Ireland) Limited., incorporated in Ireland; Shopify (Australia) Pty Ltd., incorporated in Australia; and the following United States subsidiaries each incorporated in Delaware: Shopify Payments (USA) Inc., Shopify Data Processing (USA) Inc., Shopify LLC and Shopify Holdings (USA) Inc. On February 19, 2015 the Company dissolved and wound up two inactive shell subsidiaries, Jet Cooper Ltd., incorporated in Canada; and Atatomic Inc., incorporated in Canada. The wind-up had no accounting impact on the consolidated financial statements. All intercompany accounts and transactions have been eliminated upon consolidation.
These consolidated financial statements of the Company have been presented in United States dollars (USD) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding financial reporting.